Investments (Evaluation of Available-For-Sale Securities for OTTI and Evaluating Temporarily Impaired AFS Securities - Narrative) (Details) $ in Millions	12 Months Ended
Dec. 31, 2016 USD ($) Contracts
Schedule of Available-for-sale Securities [Line Items]
Equity Securities Available For Sale With Gross Unrealized Loss Of Equal To Or Greater Than Stated Percentage	20.00%
Fixed Maturity Securities
Schedule of Available-for-sale Securities [Line Items]
Change in Gross Unrealized Temporary Loss	$ 373
Gross Unrealized Temporary Loss	3,900
Equity Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Change in Gross Unrealized Temporary Loss	92
Gross Unrealized Temporary Loss	53
20% or more | Six months or greater | Fixed Maturity Securities
Schedule of Available-for-sale Securities [Line Items]
Gross Unrealized Temporary Loss	$ 224
Number of Securities | Contracts	119
20% or more | Six months or greater | Fixed Maturity Securities | Investment Grade
Schedule of Available-for-sale Securities [Line Items]
Gross Unrealized Temporary Loss	$ 171
Number of Securities | Contracts	78
Percentage of gross unrealized loss	76.00%
20% or more | Six months or greater | Fixed Maturity Securities | Below Investment Grade
Schedule of Available-for-sale Securities [Line Items]
Gross Unrealized Temporary Loss	$ 53
Number of Securities | Contracts	41
Percentage of gross unrealized loss	24.00%